                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

     Report for the Calendar Year or Quarter Ended   September 30  , 2000.
                                                   ----------------

Check here if Amendment;  / /               Amendment Number:

This Amendment (Check only one):                 / /  is a restatement.

                                                 / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                     White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:    80 South Main Street
                                          Hanover, New Hampshire 03755-2053
                                          U.S.A.

Form 13F File Number:                     028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael S. Paquette
Title:   Senior Vice President and Controller
Phone:   (603) 640-2205

Signature, Place, and Date of Signing:

/s/ Michael S. Paquette      Hanover, New Hampshire          November 14, 2000
-------------------------   ------------------------       ---------------------
      [Signature]                [City, State]                      [Date]


Report Type (Check only one):
/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
-                     None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1

Form 13F Information Table Entry Total:                  99 ITEMS
                                                      -------------
Form 13F Information Table Value Total:               $215,715,087
                                                      -------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number       Name
1.         028-07388                  FOLKSAMERICA HOLDING COMPANY, INC.
2.         028-04945                  WYPER CAPITAL MANAGEMENT, L.P.

                      WHITE MOUNTAINS INSURANCE GROUP, LTD.

                 FORM 13F INFORMATION TABLE - SEPTEMBER 30, 2000


      ------------------------------------------------------------------------------------------------------------------
                                                            Title                 CUSIP                  Market
                    Name of Issuer                        of class               Number                   Value
      ------------------------------------------------------------------------------------------------------------------
  1   Aetna Inc.                                             COM                008117103                345,472
  2   Affiliated Computer                                    CL A               008190100                339,150
  3   Alleghany Corp Del                                     COM                017175100                552,720
  4   Allmerica Financial Corp.                              COM                19754100                  93,477
  5   Ambac Inc.                                             COM                023139108                567,688
  6   America Online, Inc.                                   COM                02364J104              1,827,500
  7   American Express Company                               COM                025816109                139,725
  8   American International Group                           COM                026874107              4,126,523
  9   American International Group                           COM                026874107                143,531
 10   Amgen Inc.                                             COM                031162100              5,237,109
 11   Aon Corp.                                              COM                037389103                584,825
 12   Asia Satellite Telecommunications                 SPONSORED ADR           04516X106                282,225
 13   Avaya Inc.                                             COM                053499109                 88,883
 14   Avery Dennison Corp.                                   COM                053611109                 73,365
 15   Avon Products Inc.                                     COM                054303102                401,147
 16   Banc One Corp.                                         COM                06423A103                528,969
 17   Berkley, W.R. Corp                                     COM                084423102                203,919
 18   Berkshire Hathaway, Inc. Class A                       CL A               084670108             31,234,000
 19   Berkshire Hathaway, Inc. Class B                       CL B               084670207              1,080,540
 20   Berkshire Hathaway, Inc. Class B                       CL B               084670207             20,327,400
 21   BF Goodrich                                            COM                382388106                333,682
 22   Bisys Group                                            COM                055472104                195,601
 23   Bristol Myers Squibb Co.                               COM                110122108              2,742,000
 24   Cabot Corp                                             COM                127055101                241,807
 25   Cabot Microelectronics                                 COM                12709P103                102,720
 26   Carnival Corp.                                         COM                143658102                482,650
 27   Chase Manhattan Corp.                                  COM                16161A108                351,025
 28   Cisco Systems                                          COM                17275R102              6,160,375
 29   Citigroup, Inc                                         COM                172967101              5,766,667
 30   Citigroup, Inc                                         COM                172967101                678,052
 31   Coca Cola Corp                                         COM                191216100              1,598,625
 32   Concord EFS Inc.                                       COM                206197105                284,125
 33   Corus Entertainment Class B                     COM CL B NON VTG          220874101                 97,840
 34   Costco                                                 COM                22160K105              2,096,250
 35   Dell Computer Corp.                                    COM                247025109              2,773,125
 36   Dexia Ords (Belgium Listing)                           COM                9900004S7             26,800,884
 37   Du Pont Nemours                                        COM                263534109                956,295
 38   EMC Corporation                                        COM                268648102              9,912,500
 39   Federal National Mortgage Assn.                        COM                313586109                979,550
 40   Fidelity National Financial, Inc.                      COM                316326107              9,306,000
 41   First Data Corp.                                       COM                319963104                447,266
 42   General Electric Co.                                   COM                369604103              6,576,375
 43   General Motors Class H                              CL H NEW              370442832                 97,486
 44   General Motors Corp.                                   COM                370442105                454,025
 45   Gillette Company                                       COM                375766102              3,241,875
 46   Harman International                                   COM                413086109                244,531
 47   Home Depot Inc.                                        COM                437076102                 69,247
 48   Home Depot Inc.                                        COM                437076102              4,080,506
 49   IMS Health                                             COM                449934108                527,756
 50   IMS Health                                             COM                449934108                419,150
 51   Intel Corp.                                            COM                458140100              3,325,000
 52   Interlink Electronics                                  COM                458751104                 34,972
 53   Intl Speedway Corp                                     CL A               460335201                 90,870
 54   Intuit Inc.                                            COM                461202103              1,254,000
 55   Jefferson Pilot Corp.                                  COM                475070108                441,188
 56   John Hancock Financials                                COM                41014S106                846,563
 57   Johnson & Johnson                                      COM                478160104              4,509,000
 58   Lasalle Re Holdings Ltd.                               ORD                G5383Q101                205,620
 59   Lexmark International                                  CL A               529771107                174,113
 60   Lexmark International                                  CL A               529771107              1,331,250
 61   Liberty Financial Co.                                  COM                530512102                244,400
 62   Lincoln National Corp                                  COM                534187109                385,289
 63   Lockheed Martin                                        COM                539830109                371,525
 64   London Pacific Group Ltd.                          SPONSORED ADR          542073101                411,413
 65   Loral Space & Communications Ltd                       COM                G56462107                306,250
 66   Lucent Technologies Inc.                               COM                549463107              1,421,156
 67   Marsh & McLennan Inc.                                  COM                571748102                677,025
 68   MCI Worldcom, Inc.                                     COM                55268B106              2,202,188
 69   Microsoft Corp                                         COM                594918104              1,628,438
 70   Motorola                                               COM                620076109              2,542,500
 71   Nordstrom Inc.                                         COM                655664100                778,125
 72   Northrop Grumman                                       COM                666807102                512,444
 73   Partner Re., Ltd.                                      COM                G6852T105                588,225
 74   Partner Re., Ltd.                                      COM                G6852T105              1,190,065
 75   Pfizer Inc.                                            COM                717081103              2,696,250
 76   PXRe Group, Ltd.                                       COM                693674103                220,500
 77   PXRe Group, Ltd.                                       COM                G73018106              5,521,950
 78   Qualcomm, Inc.                                         COM                747525103              1,781,250
 79   Renaissance Re Holding Ltd.                            COM                G7496G103                786,431
 80   Royal Bank of Scotland AVS                             COM                G76893190                 18,922
 81   Royal Bank of Scotland Group                           COM                G76891111                332,564
 82   Ryder Sys Inc.                                         COM                783549108                308,164
 83   Safeco Corp.                                           COM                786429100                269,775
 84   Schering-Plough Corp.                                  COM                806605101              3,473,550
 85   Sealed Air Corp                                        COM                81211K100                 16,064
 86   Shaw Communications                                    COM                82028K200                 15,153
 87   Synavant Inc.                                          COM                87157A105                  6,754
 88   Synavant Inc.                                          COM                87157A105                  8,500
 89   Time Warner, Inc.                                      COM                887315109                294,377
 90   UCAR Intl Inc                                          COM                90262K109                 26,720
 91   US Bancorp Del                                         COM                902973106                256,802
 92   Vesta Insurance Group, Inc.                            COM                925391104             12,964,064
 93   Visteon Corp                                           COM                92839U107                 97,904
 94   Waddell & Reed Financial Inc.                          CL A               930059100                148,459
 95   Waddell & Reed Financial Inc.                          CL A               930059100                515,530
 96   Wal-Mart Stores, Inc.                                  COM                931142103              2,541,000
 97   Waste Management Inc.                                  COM                94106L109                372,029
 98   XL Capital, Ltd.                                       CL A               G98255105                521,483
 99   XL Capital, Ltd.                                       CL A               G98255105                853,115
                                                                                              --------------------------

                                                                                                    $215,715,087

*  1   =   Folksamerica Holding Company, Inc. (FORM 13F filed separately)
   2   =   Wyper Capital Management, L.P.
   3   =   White Mountains Insurance Group, Ltd.



      -----------------------------------------------------------------------------------------------------------------------------
                                                Amount and       Investment                          Voting Authority (Shares)
                    Name of Issuer           Type of Security    Discretion    Managers *       Sole           Shared          None
      -----------------------------------------------------------------------------------------------------------------------------
  1   Aetna Inc.                                    5,950  SH      DEFINED         1,3                          5,950
  2   Affiliated Computer                           6,800  SH      DEFINED         1,3                          6,800
  3   Alleghany Corp Del                            2,820  SH      DEFINED         1,3                          2,820
  4   Allmerica Financial Corp.                     1,462  SH      DEFINED         2,3                          1,462
  5   Ambac Inc.                                    7,750  SH      DEFINED         1,3                          7,750
  6   America Online, Inc.                         34,000  SH      DEFINED         1,3                         34,000
  7   American Express Company                      2,300  SH      DEFINED         1,3                          2,300
  8   American International Group                 43,125  SH      DEFINED         1,3                         43,125
  9   American International Group                  1,500  SH      DEFINED         2,3                          1,500
 10   Amgen Inc.                                   75,000  SH      DEFINED         1,3                         75,000
 11   Aon Corp.                                    14,900  SH      DEFINED         1,3                         14,900
 12   Asia Satellite Telecommunications            11,289  SH      DEFINED         2,3                         11,289
 13   Avaya Inc.                                    3,875  SH      DEFINED         1,3                          3,875
 14   Avery Dennison Corp.                          1,582  SH      DEFINED         2,3                          1,582
 15   Avon Products Inc.                            9,814  SH      DEFINED         2,3                          9,814
 16   Banc One Corp.                               13,695  SH      DEFINED         2,3                         13,695
 17   Berkley, W.R. Corp                            5,900  SH      DEFINED         1,3                          5,900
 18   Berkshire Hathaway, Inc. Class A                485  SH        SOLE           2             485
 19   Berkshire Hathaway, Inc. Class B                522  SH      DEFINED         1,3                            522
 20   Berkshire Hathaway, Inc. Class B              9,820  SH        SOLE           2           9,820
 21   BF Goodrich                                   8,515  SH      DEFINED         2,3                          8,515
 22   Bisys Group                                   2,530  SH      DEFINED         1,3                          2,530
 23   Bristol Myers Squibb Co.                     48,000  SH      DEFINED         1,3                         48,000
 24   Cabot Corp                                    7,631  SH      DEFINED         2,3                          7,631
 25   Cabot Microelectronics                        2,140  SH      DEFINED         2,3                          2,140
 26   Carnival Corp.                               19,600  SH      DEFINED         1,3                         19,600
 27   Chase Manhattan Corp.                         7,600  SH      DEFINED         1,3                          7,600
 28   Cisco Systems                               111,500  SH      DEFINED         1,3                        111,500
 29   Citigroup, Inc                              106,667  SH      DEFINED         1,3                        106,667
 30   Citigroup, Inc                               12,542  SH      DEFINED         2,3                         12,542
 31   Coca Cola Corp                               29,000  SH      DEFINED         1,3                         29,000
 32   Concord EFS Inc.                              8,000  SH      DEFINED         1,3                          8,000
 33   Corus Entertainment Class B                   3,418  SH      DEFINED         2,3                                       3,418
 34   Costco                                       60,000  SH      DEFINED         1,3                         60,000
 35   Dell Computer Corp.                          90,000  SH      DEFINED         1,3                         90,000
 36   Dexia Ords (Belgium Listing)                180,000  SH      DEFINED         1,3                        180,000
 37   Du Pont Nemours                              23,078  SH      DEFINED         2,3                         23,078
 38   EMC Corporation                             100,000  SH      DEFINED         1,3                        100,000
 39   Federal National Mortgage Assn.              13,700  SH      DEFINED         1,3                         13,700
 40   Fidelity National Financial, Inc.           376,000  SH      DEFINED         1,3                        376,000
 41   First Data Corp.                             11,450  SH      DEFINED         1,3                         11,450
 42   General Electric Co.                        114,000  SH      DEFINED         1,3                        114,000
 43   General Motors Class H                        2,622  SH      DEFINED         2,3                          2,622
 44   General Motors Corp.                          6,985  SH      DEFINED         2,3                          6,985
 45   Gillette Company                            105,000  SH      DEFINED         1,3                        105,000
 46   Harman International                          6,254  SH      DEFINED         2,3                          6,254
 47   Home Depot Inc.                               1,305  SH      DEFINED         2,3                          1,305
 48   Home Depot Inc.                              76,900  SH      DEFINED         1,3                         76,900
 49   IMS Health                                   25,434  SH      DEFINED         2,3                         25,434
 50   IMS Health                                   20,200  SH      DEFINED         1,3                         20,200
 51   Intel Corp.                                  80,000  SH      DEFINED         1,3                         80,000
 52   Interlink Electronics                         1,805  SH      DEFINED         2,3                          1,805
 53   Intl Speedway Corp                            2,330  SH      DEFINED         1,3                          2,330
 54   Intuit Inc.                                  22,000  SH      DEFINED         1,3                         22,000
 55   Jefferson Pilot Corp.                         6,500  SH      DEFINED         1,3                          6,500
 56   John Hancock Financials                      31,500  SH      DEFINED         1,3                         31,500
 57   Johnson & Johnson                            48,000  SH      DEFINED         1,3                         48,000
 58   Lasalle Re Holdings Ltd.                     11,040  SH      DEFINED         1,3                         11,040
 59   Lexmark International                         4,643  SH      DEFINED         2,3                          4,643
 60   Lexmark International                        35,500  SH      DEFINED         1,3                         35,500
 61   Liberty Financial Co.                        10,400  SH      DEFINED         1,3                         10,400
 62   Lincoln National Corp                         8,006  SH      DEFINED         2,3                          8,006
 63   Lockheed Martin                              11,272  SH      DEFINED         2,3                         11,272
 64   London Pacific Group Ltd.                    20,700  SH      DEFINED         1,3                         20,700
 65   Loral Space & Communications Ltd             50,000  SH      DEFINED         1,3                         50,000
 66   Lucent Technologies Inc.                     46,500  SH      DEFINED         1,3                         46,500
 67   Marsh & McLennan Inc.                         5,100  SH      DEFINED         1,3                          5,100
 68   MCI Worldcom, Inc.                           72,500  SH      DEFINED         1,3                         72,500
 69   Microsoft Corp                               27,000  SH      DEFINED         1,3                         27,000
 70   Motorola                                     90,000  SH      DEFINED         1,3                         90,000
 71   Nordstrom Inc.                               50,000  SH      DEFINED         1,3                         50,000
 72   Northrop Grumman                              5,639  SH      DEFINED         2,3                          5,639
 73   Partner Re., Ltd.                            12,400  SH      DEFINED         1,3                         12,400
 74   Partner Re., Ltd.                            25,087  SH      DEFINED         2,3                         25,087
 75   Pfizer Inc.                                  60,000  SH      DEFINED         1,3                         60,000
 76   PXRe Group, Ltd.                             14,000  SH      DEFINED         1,3                         14,000
 77   PXRe Group, Ltd.                            350,600  SH        SOLE           2         350,600
 78   Qualcomm, Inc.                               25,000  SH      DEFINED         1,3                         25,000
 79   Renaissance Re Holding Ltd.                  12,300  SH      DEFINED         1,3                         12,300
 80   Royal Bank of Scotland AVS                   15,789  SH      DEFINED         2,3                         15,789
 81   Royal Bank of Scotland Group                 15,789  SH      DEFINED         2,3                         15,789
 82   Ryder Sys Inc.                               16,714  SH      DEFINED         2,3                         16,714
 83   Safeco Corp.                                  9,900  SH      DEFINED         1,3                          9,900
 84   Schering-Plough Corp.                        74,700  SH      DEFINED         1,3                         74,700
 85   Sealed Air Corp                                 355  SH      DEFINED         2,3                            355
 86   Shaw Communications                             661  SH      DEFINED         2,3                            661
 87   Synavant Inc.                                 1,010  SH      DEFINED         1,3                          1,010
 88   Synavant Inc.                                 1,271  SH      DEFINED         2,3                          1,271
 89   Time Warner, Inc.                             3,762  SH      DEFINED         2,3                          3,762
 90   UCAR Intl Inc                                 2,106  SH      DEFINED         2,3                          2,106
 91   US Bancorp Del                               11,288  SH      DEFINED         2,3                         11,288
 92   Vesta Insurance Group, Inc.               2,057,788  SH      DEFINED         1,3                      2,057,788
 93   Visteon Corp                                  6,473  SH      DEFINED         2,3                          6,473
 94   Waddell & Reed Financial Inc.                 4,789  SH      DEFINED         2,3                          4,789
 95   Waddell & Reed Financial Inc.                16,630  SH      DEFINED         1,3                         16,630
 96   Wal-Mart Stores, Inc.                        52,800  SH      DEFINED         1,3                         52,800
 97   Waste Management Inc.                        21,335  SH      DEFINED         2,3                         21,335
 98   XL Capital, Ltd.                              7,095  SH      DEFINED         1,3                          7,095
 99   XL Capital, Ltd.                             11,607  SH      DEFINED         2,3                         11,607
                                           ---------------

                                                   5,304,344


*  1   =   Folksamerica Holding Company, Inc. (FORM 13F filed separately)
   2   =   Wyper Capital Management, L.P.
   3   =   White Mountains Insurance Group, Ltd.